Income Tax Expense - Summary of Income Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current taxes	¥ 34,983	¥ 23,835		¥ 19,762
Deferred taxes (Note 32)	7,807	(7,539)		(3,994)
Income tax expense	¥ 42,790	¥ 16,296	[1]	¥ 15,768	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).